CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common stock	Additional paid-in capital	Treasury shares	Other comprehensive income	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2010	$ 34,118	$ 282	$ 133,136	$ (2,423)	$ (657)	$ (96,374)	$ 154
Beginning balance (in shares) at Dec. 31, 2010		22,044,834
Stock-based compensation	336	0	336	0	0	0	0
Stock-based compensation with respect to Harcase acquisition	240	0	240	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Issuance of shares and options upon the acquisition of IDIT	31,444	108	31,336	0	0	0	0
Issuance of shares and options upon the acquisition of IDIT (in shares)		7,483,125
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS	43,803	143	42,778	0	0	0	882
Issuance of shares, options and assumption of non controlling interest upon the acquisition of FIS (in shares)		10,016,875
Issuance expenses relating to FIS and IDIT acquisition	(102)		(102)
Employee stock options exercised	207	1	206	0	0	0	0
Employee stock options exercised (in shares)		135,796
Dividend to non-controlling interests	(134)	0	0	0	0	0	(134)
Foreign currency translation adjustments	(5,623)	0	0	0	(5,620)	0	(3)
Net income	5,958	0	0	0	0	5,897	61
Ending balance at Dec. 31, 2011	110,247	534	207,930	(2,423)	(6,277)	(90,477)	960
Ending balance (in shares) at Dec. 31, 2011		39,680,630
Stock-based compensation	690	0	690	0	0	0	0
Stock-based compensation with respect to Harcase acquisition	241	0	241	0	0	0	0
Stock-based compensation with respect to Harcase acquisition (in shares)		0
Repurchase of shares	(7,000)	0	0	(7,000)	0	0	0
Repurchase of shares (in shares)		(2,000,000)
Employee stock options exercised	1,199	13	1,186	0	0	0	0
Employee stock options exercised (in shares)		998,875
Dividend to non-controlling interests	(182)	0	0	0	0	0	(182)
Foreign currency translation adjustments	1,441	0	0	0	1,407	0	34
Net income	11,803	0	0	0	0	11,780	23
Ending balance at Dec. 31, 2012	118,439	547	210,047	(9,423)	(4,870)	(78,697)	835
Ending balance (in shares) at Dec. 31, 2012		38,679,505
Stock-based compensation	933	0	933	0	0	0	0
Issuance of shares upon public offering, net	37,791	87	37,704	0	0	0	0
Issuance of shares upon public offering, net (in shares)		6,497,400
Distribution of dividend	(5,802)	0	(5,802)	0	0	0	0
Employee stock options exercised	1,689	11	1,678	0	0	0	0
Employee stock options exercised (in shares)		815,564
Warrants exercised (cashless)	0	0	0	0	0	0	0
Warrants exercised (cashless) (in shares)		22,513
Dividend to non-controlling interests	(157)	0	0	0	0	0	(157)
Foreign currency translation adjustments	5,923	0	0	0	5,952	0	(29)
Net income	11,592	0	0	0	0	11,604	(12)
Ending balance at Dec. 31, 2013	$ 170,408	$ 645	$ 244,560	$ (9,423)	$ 1,082	$ (67,093)	$ 637
Ending balance (in shares) at Dec. 31, 2013		46,014,982